Summary of Significant Accounting Policies (Details Textual)	9 Months Ended		12 Months Ended
	Jun. 30, 2015 Customer shares	Jun. 30, 2014 USD ($) Customer shares	Sep. 30, 2014 USD ($) Customer shares	Sep. 30, 2013 USD ($) Customer shares
Summary of Significant Accounting Policies Textual [Abstract]
Computation of potentially dilutive securities	3,259,086	5,209,500	4,709,500	5,656,095
Companys revenue, percentage	50.00%	84.00%	82.00%	99.00%
Allowance for accounts receivable percentage	44.00%	93.00%	77.00%	99.00%
Number of customers | Customer	6	8	8	10
Warrant [Member]
Summary of Significant Accounting Policies Textual [Abstract]
Computation of potentially dilutive securities	1,188,950	1,348,950	1,348,950	1,651,600
Option [Member]
Summary of Significant Accounting Policies Textual [Abstract]
Computation of potentially dilutive securities	2,070,136	3,084,950	2,609,950	3,418,895
Debt [Member]
Summary of Significant Accounting Policies Textual [Abstract]
Computation of potentially dilutive securities		3,878,000
Debt current | $		$ 3,878,000	$ 3,878,000	$ 3,928,000
Common Stock [Member]
Summary of Significant Accounting Policies Textual [Abstract]
Computation of potentially dilutive securities		775,600	775,600	785,600